LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Right-of-use assets consist of the following:

Right-of-use assets consist of the following:

	As of June 30, 2022	As of December 31, 2021
Office space	$96,232	$81,897
Office equipment	6,666	7,038
	102,898	88,935
Less: Accumulated amortization	(9,414)	(54,167)
Balance at end of period/year	$93,484	$34,768

Right-of-use assets consist of the following:

	As of December 31, 2021	As of December 31, 2020

Office space	$81,897	$92,343
Office equipment	7,038	7,821
	88,935	100,164
Less: Accumulated amortization	(54,167)	(12,064)
Balance at end of year	$34,768	$88,100

Lease liabilities consist of the following:

Lease liabilities consist of the following:

	As of June 30, 2022	As of December 31, 2021

Lease payments
Office space	$94,951	$29,102
Office equipment	3,338	4,387
Total lease payments	98,289	33,489
Less: discount	(4,421)	(624)
Lease obligation	93,868	32,865
Less: current obligations	(17,682)	(30,289)
Lease obligation, net of current portion	$76,186	$2,576

Lease liabilities consist of the following:

	2022	2023	2024	2025	As of December 31, 2021

Lease payments
Office space	29,102	—	—	—	29,102
Office equipment	1,727	1,727	697	236	4,387
Total lease payments	30,829	1,727	697	236	33,489
Less: discount					(624)
Lease obligation					32,865
Less: current obligations					(30,289)
Lease obligation, net of current portion					2,576